Performance Management	Dec. 29, 2025
Thornburg Core Plus Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund recently commenced operations and does not have a full calendar year of performance. Therefore, performance information has not been provided below. Performance information for the Fund's first fiscal period is available in the financial highlights section of the Fund's Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

When available, updated performance information can be obtained by calling toll-free 877-215-1330 or visiting https://www.thornburg.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund recently commenced operations and does not have a full calendar year of performance.
Performance Availability Website Address [Text]	https://www.thornburg.com
Performance Availability Phone [Text]	877-215-1330
Thornburg Multi Sector Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund recently commenced operations and does not have a full calendar year of performance. Therefore, performance information has not been provided below. Performance information for the Fund's first fiscal period is available in the financial highlights section of the Fund's Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

When available, updated performance information can be obtained by calling toll-free 877-215-1330 or visiting https://www.thornburg.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund recently commenced operations and does not have a full calendar year of performance.
Performance Availability Website Address [Text]	https://www.thornburg.com
Performance Availability Phone [Text]	877-215-1330
Thornburg International Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund recently commenced operations and does not have a full calendar year of performance. Therefore, performance information has not been provided below. Performance information for the Fund's first fiscal period is available in the financial highlights section of the Fund's Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

When available, updated performance information can be obtained by calling toll-free 877-215-1330 or visiting https://www.thornburg.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund recently commenced operations and does not have a full calendar year of performance.
Performance Availability Website Address [Text]	https://www.thornburg.com
Performance Availability Phone [Text]	877-215-1330
Thornburg International Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund recently commenced operations and does not have a full calendar year of performance. Therefore, performance information has not been provided below. Performance information for the Fund's first fiscal period is available in the financial highlights section of the Fund's Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

When available, updated performance information can be obtained by calling toll-free 877-215-1330 or visiting https://www.thornburg.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund recently commenced operations and does not have a full calendar year of performance.
Performance Availability Website Address [Text]	https://www.thornburg.com
Performance Availability Phone [Text]	877-215-1330